Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Unit and Cash Distributions
Net income (loss)	[1]	$ 14,065,000	$ (34,328,000)	$ 58,667,000
Less: Series A Preferred unitholders' interest in net income (loss)		6,800,000	6,800,000	6,800,000
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		7,265,000	(41,128,000)	51,867,000
Less: Distributions		3,607,000	3,607,000	55,404,000
Under (over) distributed earnings		$ 3,658,000	$ (44,735,000)	$ (3,537,000)
Weighted average units outstanding (basic):
General Partner		640,000	640,000	640,000
Weighted average units outstanding (diluted):
General Partner		640,000	640,000	640,000
Earnings per unit (basic):
General Partner		$ 0.21	$ (1.19)	$ 1.48
Earnings per unit (diluted):
General Partner		0.21	(1.19)	1.48
Cash distributions declared and paid in the period per unit		0.1	0.1	2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period		$ 0.03	$ 0.03	$ 0.03
Common Unitholders
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		$ 7,131,000	$ (40,368,000)	$ 50,297,000
Weighted average units outstanding (basic):
Common unitholders		34,045,000	34,045,000	33,882,000
Weighted average units outstanding (diluted):
Common unit (diluted)		38,399,000	38,430,000	37,919,000
Earnings per unit (basic):
Earnings per unit (basic)		$ 0.21	$ (1.19)	$ 1.48
Earnings per unit (diluted):
Earnings per unit (diluted)		$ 0.21	$ (1.19)	$ 1.48
Class B Unitholders
Weighted average units outstanding (basic):
Common unitholders		252,000	252,000	416,000
Weighted average units outstanding (diluted):
Common unit (diluted)		252,000	252,000	416,000
Class B Unit (Diluted)				1.48
Earnings per unit (basic):
Earnings per unit (basic)				$ 1.48
Earnings per unit (diluted):
Earnings per unit (diluted)				$ 1.48
Limited Partner | Common Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings		$ 3,591,000	$ (43,909,000)	$ (3,430,000)
Limited Partner | Class B Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings				(42,000)
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		134,000	(760,000)	951,000
Under (over) distributed earnings		$ 67,000	$ (826,000)	$ (65,000)

[1]	Included in net income is interest paid amounting to $65.7 million, $69.3 million and $37.3 million for the years ended December 31, 2024, 2023 and 2022, respectively.